Putnam Small Cap Value Fund
The fund's portfolio
11/30/20 (Unaudited)

COMMON STOCKS (97.1%)(a)
	Shares	Value
Aerospace and defense (2.0%)
Maxar Technologies, Inc.(S)	46,400	$1,290,384
Vectrus, Inc.(NON)	40,120	1,912,520

		3,202,904
Air freight and logistics (0.8%)
Radiant Logistics, Inc.(NON)	219,200	1,297,664

		1,297,664
Airlines (1.3%)
Allegiant Travel Co.	12,300	2,093,337

		2,093,337
Auto components (0.9%)
Cooper Tire & Rubber Co.	37,777	1,500,880

		1,500,880
Banks (17.4%)
Ameris Bancorp	47,500	1,615,475
Baycom Corp.(NON)	67,700	974,880
Berkshire Hills Bancorp, Inc.	69,300	1,136,520
Cadence BanCorporation	117,000	1,630,980
Coastal Financial Corp./WA(NON)	24,674	486,571
ConnectOne Bancorp, Inc.	112,124	1,987,959
Eastern Bankshares, Inc.(NON)	118,700	1,756,760
First Bancshares, Inc. (The)	51,800	1,417,248
First Horizon Corp.	142,900	1,746,238
Independent Bank Corp./MI	84,200	1,432,242
Investors Bancorp, Inc.	237,465	2,298,661
Lakeland Bancorp, Inc.	149,900	1,801,798
OFG Bancorp (Puerto Rico)	133,600	2,237,800
Professional Holding Corp. Class A(NON)	89,979	1,277,702
QCR Holdings, Inc.	52,683	1,837,056
Southern First Bancshares, Inc.(NON)	39,246	1,251,947
TCF Financial Corp.	59,000	1,982,400
Univest Financial Corp.	74,500	1,364,095

		28,236,332
Building products (3.1%)
Builders FirstSource, Inc.(NON)	25,600	957,696
Griffon Corp.	53,404	1,113,473
Insteel Industries, Inc.	64,500	1,491,885
Quanex Building Products Corp.(S)	73,954	1,523,452

		5,086,506
Chemicals (4.0%)
AdvanSix, Inc.(NON)	87,100	1,547,767
Element Solutions, Inc.(NON)	97,600	1,347,856
Koppers Holdings, Inc(NON)	52,200	1,413,054
Tronox Holdings PLC Class A (United Kingdom)	174,500	2,207,425

		6,516,102
Commercial services and supplies (3.8%)
ACCO Brands Corp.	201,300	1,541,958
CECO Environmental Corp.(NON)(S)	174,306	1,289,864
IBEX, Ltd.(NON)(S)	166,725	3,317,829

		6,149,651
Communications equipment (1.4%)
Ribbon Communications, Inc.(NON)(S)	323,000	2,215,780

		2,215,780
Construction and engineering (2.8%)
MYR Group, Inc.(NON)	30,586	1,563,862
Sterling Construction Co., Inc.(NON)	86,300	1,379,937
WillScot Mobile Mini Holdings Corp.(NON)	75,600	1,626,156

		4,569,955
Construction materials (0.7%)
Tecnoglass, Inc. (Colombia)	202,800	1,188,408

		1,188,408
Containers and packaging (1.6%)
Berry Global Group, Inc.(NON)	27,700	1,468,100
Silgan Holdings, Inc.	33,500	1,132,300

		2,600,400
Diversified consumer services (0.8%)
Universal Technical Institute, Inc.(NON)	191,900	1,258,864

		1,258,864
Diversified telecommunication services (1.1%)
ORBCOMM, Inc.(NON)	321,682	1,840,021

		1,840,021
Electric utilities (0.9%)
Otter Tail Corp.	36,800	1,465,376

		1,465,376
Electrical equipment (1.0%)
nVent Electric PLC (United Kingdom)	68,200	1,568,600

		1,568,600
Electronic equipment, instruments, and components (1.7%)
Jabil, Inc.	33,511	1,280,790
SYNNEX Corp.	9,584	1,536,411

		2,817,201
Energy equipment and services (1.0%)
Newpark Resources, Inc.(NON)	1,079,500	1,619,250

		1,619,250
Entertainment (2.0%)
IMAX Corp. (Canada)(NON)	103,900	1,540,837
Lions Gate Entertainment Corp. Class A(NON)(S)	171,728	1,672,631

		3,213,468
Equity real estate investment trusts (REITs) (7.2%)
Alpine Income Property Trust, Inc.(R)(S)	97,899	1,567,363
Diversified Healthcare Trust(R)	350,829	1,547,156
Gaming and Leisure Properties, Inc.(R)	36,165	1,502,294
Plymouth Industrial REIT, Inc.(R)	87,764	1,153,219
RLJ Lodging Trust(R)	99,700	1,229,301
Spirit Realty Capital, Inc.(R)	46,301	1,705,729
STORE Capital Corp.(R)	54,300	1,768,008
Xenia Hotels & Resorts, Inc.(R)	89,900	1,266,691

		11,739,761
Food and staples retail (0.7%)
Ingles Markets, Inc. Class A	29,418	1,105,823

		1,105,823
Gas utilities (0.7%)
Chesapeake Utilities Corp.	10,700	1,112,907

		1,112,907
Health-care equipment and supplies (0.9%)
Lantheus Holdings, Inc.(NON)	116,300	1,530,508

		1,530,508
Health-care providers and services (3.3%)
Acadia Healthcare Co., Inc.(NON)	39,487	1,676,223
Brookdale Senior Living, Inc.(NON)	432,554	1,834,029
RadNet, Inc.(NON)	96,100	1,789,382

		5,299,634
Hotels, restaurants, and leisure (3.3%)
Brinker International, Inc.	22,600	1,132,486
Cedar Fair LP	24,400	927,932
Darden Restaurants, Inc.	13,471	1,454,599
Everi Holdings, Inc.(NON)	179,500	1,909,880

		5,424,897
Household durables (2.1%)
Purple Innovation, Inc.(NON)	58,792	1,753,177
Universal Electronics, Inc.(NON)	32,300	1,700,918

		3,454,095
Insurance (1.7%)
Argo Group International Holdings, Ltd. (Bermuda)	36,600	1,434,354
Heritage Insurance Holdings, Inc.	121,369	1,254,955

		2,689,309
IT Services (1.9%)
Limelight Networks, Inc.(NON)(S)	250,200	1,108,386
Unisys Corp.(NON)	135,000	1,968,300

		3,076,686
Leisure products (1.6%)
Vista Outdoor, Inc.(NON)(S)	129,342	2,668,325

		2,668,325
Machinery (3.8%)
Columbus McKinnon Corp./NY	6,600	249,414
Crane Co.	25,600	1,779,968
Hillenbrand, Inc.	30,300	1,135,341
Mayville Engineering Co., Inc.(NON)	105,805	1,165,971
Wabash National Corp.(S)	104,900	1,854,632

		6,185,326
Media (0.5%)
Emerald Holding, Inc.	206,300	878,838

		878,838
Metals and mining (2.6%)
Cleveland-Cliffs, Inc.(S)	47,400	521,874
Ferroglobe Representation & Warranty Insurance Trust(NON)	270,395	—
Major Drilling Group International, Inc. (Canada)(NON)	472,700	2,194,796
Olympic Steel, Inc.	97,300	1,443,932

		4,160,602
Mortgage real estate investment trusts (REITs) (0.8%)
Ladder Capital Corp.(R)	149,000	1,358,880

		1,358,880
Multi-utilities (1.0%)
Unitil Corp.	38,700	1,582,056

		1,582,056
Multiline retail (0.4%)
Big Lots, Inc.(S)	11,300	583,871

		583,871
Oil, gas, and consumable fuels (3.1%)
Arch Resources, Inc.	41,000	1,371,040
Magnolia Oil & Gas Corp. Class A(NON)(S)	238,600	1,491,250
Range Resources Corp.	161,100	1,176,030
Scorpio Tankers, Inc.	91,407	1,054,837

		5,093,157
Paper and forest products (0.9%)
Verso Corp. Class A	142,853	1,544,241

		1,544,241
Professional services (—%)
BancTec, Inc. 144A CVR(F)	160,833	—

		—
Road and rail (0.7%)
Universal Logistics Holdings, Inc.	55,800	1,200,258

		1,200,258
Semiconductors and semiconductor equipment (0.9%)
Photronics, Inc.(NON)	128,169	1,485,479

		1,485,479
Software (0.9%)
Xperi Holding Corp.	73,300	1,398,564

		1,398,564
Specialty retail (3.1%)
Citi Trends, Inc.(S)	49,800	1,687,722
Shoe Carnival, Inc.(S)	38,400	1,404,288
Zumiez, Inc.(NON)	50,500	1,873,045

		4,965,055
Textiles, apparel, and luxury goods (2.1%)
Carter's, Inc.	14,522	1,292,313
Unifi, Inc.(NON)	136,969	2,073,711

		3,366,024
Thrifts and mortgage finance (3.8%)
Flagstar Bancorp, Inc.	39,600	1,387,584
MGIC Investment Corp.	128,900	1,541,644
Premier Financial Corp.	83,037	1,719,696
Walker & Dunlop, Inc.	19,800	1,584,198

		6,233,122
Trading companies and distributors (0.8%)
Nesco Holdings, Inc.(NON)(S)	294,761	1,352,953

		1,352,953

Total common stocks (cost $143,288,039)		$157,931,070

INVESTMENT COMPANIES (2.4%)(a)
	Shares	Value
Barings BDC, Inc.(S)	194,900	$1,689,783
Crescent Capital BDC, Inc.	42,149	586,293
Saratoga Investment Corp.	73,771	1,632,552

Total investment companies (cost $4,034,121)		$3,908,628

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Nesco Holdings, Inc.	1/1/25	$11.50	49,986	$23,184

Total warrants (cost $63,982)				$23,184

SHORT-TERM INVESTMENTS (8.0%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.17%(AFF)	12,214,900	$12,214,900
Putnam Short Term Investment Fund Class P 0.17%(AFF)	817,528	817,528

Total short-term investments (cost $13,032,428)		$13,032,428
TOTAL INVESTMENTS

Total investments (cost $160,418,570)		$174,895,310

Key to holding's abbreviations
CVR	Contingent Value Rights
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2020 through November 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $162,611,326.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/29/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$15,762,450	$87,426,177	$90,973,727	$69,565	$12,214,900
	Putnam Short Term Investment Fund**	2,751,533	39,228,320	41,162,325	6,097	817,528

	Total Short-term investments	$18,513,983	$126,654,497	$132,136,052	$75,662	$13,032,428
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $12,214,900, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $11,482,230. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$5,932,327	$—	$—
Consumer discretionary	23,222,011	—	—
Consumer staples	1,105,823	—	—
Energy	6,712,407	—	—
Financials	38,517,643	—	—
Health care	6,830,142	—	—
Industrials	32,707,154	—	—**
Information technology	10,993,710	—	—
Materials	16,009,753	—	—
Real estate	11,739,761	—	—
Utilities	4,160,339	—	—

Total common stocks	157,931,070	—	—
Investment companies	3,908,628	—	—
Warrants	23,184	—	—
Short-term investments	817,528	12,214,900	—

Totals by level	$162,680,410	$12,214,900	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
**Value of Level 3 security is $—.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)	50,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com